EQ ADVISORS TRUSTSM

SUPPLEMENT DATED SEPTEMBER 28, 2017 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2017, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information of EQ Advisors Trust (“Trust”) dated May 1, 2017 as supplemented. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding the addition of a portfolio manager to the following Portfolios:

EQ/Core Bond Index

EQ/Intermediate Government Bond

Multimanager Core Bond

Effective immediately, the tables in the sections of the Prospectus entitled “EQ/Core Bond Index Portfolio – Who Manages the Portfolio – Sub-Adviser: SSGA Funds Management, Inc. (“SSGA FM”)”, “EQ/Intermediate Government Bond Portfolio – Who Manages the Portfolio – Sub-Adviser: SSGA Funds Management, Inc. (“SSGA FM”)”, and “Multimanager Core Bond Portfolio – Who Manages the Portfolio – Sub-Adviser: SSGA Funds Management, Inc. (“SSGA FM”)” are amended to include the following:

Name	Title	Date Began Managing the Portfolio
Orhan Imer, CFA®	Vice President of SSGA FM	September 2017

Effective immediately, in the section of the Prospectus entitled “Management of the Trust – The Sub-Advisers – SSGA Funds Management, Inc.” is amended to include the following information:

Portfolio managers Michael Brunell, Michael Przygoda and Orhan Imer are jointly and primarily responsible for the investment decisions for the EQ/Core Bond Index Portfolio, the EQ/Intermediate Government Bond Portfolio and the Index Allocated portion of the Multimanager Core Bond Portfolio.

Orhan Imer, CFA, is a Vice President of SSGA and a Senior Portfolio Manager within the Fixed Income, Cash and Currency Team since 2017. In his current role as part of the Fixed Income Beta Solutions Group, he is responsible for managing several fixed income strategies, funds and ETF’s including U.S. Aggregate, Global Rates/Inflation and Government/Credit portfolios. In addition, he is responsible for portfolio construction and implementation research for the Beta Solutions Group. Prior to joining SSGA, Mr. Imer held several roles during his tenure at Columbia Threadneedle Investments. Most recently, he was a senior portfolio manager and Head of Inflation-Linked and LDI Solutions at Columbia responsible for a diverse line-up of mutual funds and institutional strategies including global rates/inflation, real return, multi-asset global macro and risk parity. Previously, he worked as a senior quantitative strategist for the Investment Strategies Group at Bank of America/ Merrill Lynch. Before that, he was a senior financial engineer at Algorithmics Inc. He has also worked as a researcher at General Electric’s Global Research and has been a member of the investment community since 2005.

Effective immediately, the section of the SAI entitled “Appendix C – EQ Advisors Trust – Portfolio Manager Information – SSGA Funds Management, Inc. (“SSGA FM” or “Sub-Adviser”)” is amended to include the following information:

SSGA Funds Management, Inc. (“SSGA FM” or “Sub-Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of
	December 31, 2016						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
EQ/Core Bond Index Portfolio
Orhan Imer, CFA®†*	28	$40.89 billion	110	$61.26 billion	153	$62.81 billion	0	N/A	0	N/A	0	N/A

EQ/Intermediate Government Bond Portfolio
Orhan Imer, CFA®†*	28	$40.89 billion	110	$61.26 billion	153	$62.81 billion	0	N/A	0	N/A	0	N/A

Multimanager Core Bond Portfolio
Orhan Imer, CFA®†*	28	$40.89 billion	110	$61.26 billion	153	$62.81 billion	0	N/A	0	N/A	0	N/A

†	Please note that the assets are managed on a team basis. This table refers to accounts of the Fixed Income Beta Team of SSGA.
*	Information for Mr. Imer has been provided as of August 31, 2017.

Ownership of Securities of the Fund as of December 31, 2016

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
EQ/Core Bond Index Portfolio
Orhan Imer, CFA®*	X

EQ/Intermediate Government Bond Portfolio
Orhan Imer, CFA®*	X

Multimanager Core Bond Portfolio
Orhan Imer, CFA®*	X

*	Information for Mr. Imer has been provided as of August 31, 2017.